UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21894

Cohen & Steers Asia Pacific Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	October 31, 2010

Date of reporting period:	July 31, 2010

Item 1. Schedule of Investments

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

July 31, 2010 (Unaudited)

	Number of Shares	Value

COMMON STOCK 99.8%
AUSTRALIA 23.4%
DIVERSIFIED 11.6%
Aspen Group	727,552	$315,944
BGP Holdings PLC (EUR)(a),(b),(c)	4,044,867	0
Dexus Property Group	1,458,732	1,075,567
FKP Property Group	1,259,315	797,511
GPT Group	102,171	264,362
Mirvac Group	673,174	806,952
Stockland	745,852	2,557,387
Valad Property Group(c)	3,744,239	315,029
		6,132,752
INDUSTRIAL 2.8%
Goodman Group	1,850,852	1,029,796
ING Industrial Fund	1,121,768	451,614
		1,481,410
RETAIL 9.0%
CFS Retail Property Trust	235,519	400,579
Westfield Group	398,273	4,399,477
		4,800,056
TOTAL AUSTRALIA		12,414,218

	Number of Shares	Value

HONG KONG 42.2%
DIVERSIFIED 31.8%
Agile Property Holdings Ltd.	396,000	$514,915
China Resources Land Ltd.	255,000	541,023
Glorious Property Holdings Ltd.	1,920,000	625,375
Great Eagle Holdings Ltd.	84,000	219,530
Hang Lung Properties Ltd.	446,000	1,848,883
Henderson Land Development Company Ltd.	173,890	1,082,405
Kerry Properties Ltd.	168,340	843,055
KWG Property Holding Ltd.	256,999	190,909
Longfor Properties Co Ltd	228,000	250,675
New World Development Ltd.	907,000	1,618,413
Shimao Property Holdings Ltd.	378,500	726,057
Sun Hung Kai Properties Ltd.	389,895	5,717,289
Wharf Holdings Ltd.	495,000	2,705,214
		16,883,743
HOTEL 1.1%
Shangri-La Asia Ltd.	303,000	615,557
OFFICE 5.3%
Hongkong Land Holdings Ltd. (USD)	525,200	2,815,072
RESIDENTIAL 3.2%
China Overseas Land & Investment Ltd.	792,120	1,692,848
RETAIL 0.8%
Link REIT	156,500	405,983
TOTAL HONG KONG		22,413,203

	Number of Shares	Value
JAPAN 23.2%
DIVERSIFIED 16.9%
Kenedix Realty Investment Corp.	25	$82,123
Mitsubishi Estate Co., Ltd.	255,672	3,604,474
Mitsui Fudosan Co., Ltd.	237,189	3,514,114
Sumitomo Realty & Development Co., Ltd.	79,000	1,422,814
Tokyu Land Corp.	92,000	334,371
		8,957,896
OFFICE 5.8%
Global One REIT	38	284,137
Japan Prime Realty Investment Corp.	200	451,415
Japan Real Estate Investment Corp.	32	283,350
MORI TRUST Sogo REIT	24	188,900
Nippon Building Fund	150	1,277,851
ORIX JREIT	123	602,934
		3,088,587
RESIDENTIAL 0.5%
BLife Investment Corp.	57	288,975
TOTAL JAPAN		12,335,458
SINGAPORE 11.0%
DIVERSIFIED 5.5%
Allgreen Properties Ltd.	523,000	450,000
CapitaLand Ltd.	548,500	1,597,338
City Development Ltd.	22,000	195,764
Keppel Land Ltd.	225,000	668,480
		2,911,582
HOTEL 0.4%
CDL Hospitality Trusts	130,000	191,205
INDUSTRIAL 2.3%
AIM AMP Capital Industrial REIT	2,256,248	381,628
Ascendas REIT	554,000	863,715
		1,245,343

	Number of Shares	Value
OFFICE 1.5%
CapitaCommercial Trust	838,000	$813,472
RETAIL 1.3%
CapitaMalls Asia Ltd.	433,347	678,798
TOTAL SINGAPORE		5,840,400
TOTAL COMMON STOCK (Identified cost—$46,135,904)		53,003,279

		Number of Warrants
WARRANTS(a) 0.0%
HONG KONG
Henderson Land Development, due 6/1/2011(c) (Identified cost—$0)		45,378	7,011

TOTAL INVESTMENTS (Identified cost—$46,135,904)	99.8%		53,010,290

OTHER ASSETS IN EXCESS OF LIABILITIES	0.2		130,635

NET ASSETS	100.0%		$53,140,925

Glossary of Portfolio Abbreviations

EUR	Euro Currency
REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)     Fair valued security.  This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors.  Aggregate fair value securities represent 0% of net assets of the Fund.

(b)    Illiquid security.  Aggregate holdings equal 0.0% of net assets of the Fund.

(c)     Non-income producing security.

Note 1.        Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities.

Securities for which market prices are unavailable, or securities for which the advisor determines that the bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2010 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$53,003,279	$53,003,279	—	—
Warrants	7,011	7,011	—	—
Total Investments	$53,010,290	$53,010,290	—	—

Note 2.  As of July 31, 2010, the federal tax cost and net unrealized appreciation on securities were as follows:

Gross unrealized appreciation	$8,675,876
Gross unrealized depreciation	(1,801,490)
Net unrealized appreciation	$6,874,386

Cost for federal income tax purposes	$46,135,904

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: September 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and principal executive officer		Title: Treasurer and principal financial officer

Date: September 24, 2010